Accounts payable and accrued expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounts Payable And Accrued Expenses
Accounts payable and accrued expenses

	September 30, 2018	December 31, 2017

Accounts payable	$36,187	$102,249
Credit cards payable	12,999	5,398
Accrued interest	473	16,766
Sales tax payable	30,071	7,147
Other	1,276	1,600
Total Accounts payable and Accrued expenses	$81,006	$133,160

	2017	2016

Accounts payable	$102,249	$20,210
Credit cards payable	5,398	22,647
Accrued interest	16,766	6,966
Sales tax payable	7,147	-
Other	1,600	800
Total Accounts payable and Accrued expenses	$133,160	$50,623